Label	Element	Value
PACE® Strategic Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Strategic Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class" Prospectus and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2014.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Strategic Fixed Income Investments
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Strategic Fixed Income Fund summary" and sub-captioned "Risk/return bar chart and table" beginning on page 17 of the Multi-Class Prospectus and page 19 of the Class P Prospectus is revised by inserting the following right before the final sentence of the first paragraph:

PIMCO assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015.